Item 1. Schedule of Investments


 T. Rowe Price Reserve Investment Fund
 (Unaudited)                                               August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
(Amounts in 000s)

 BANK NOTES  2.3%
 U.S. Bank
 1.19%, 11/29/04                                       60,000        60,001

 2.09%, 4/26/05                                        20,000        20,008

 World Savings Bank, 1.50%, 9/15/04                    50,000        50,000

 Total Bank Notes (Cost  $130,009)                                   130,009

 CERTIFICATES OF DEPOSIT - DOMESTIC *  6.0%
 American Express Centurion Bank, 1.49%, 9/3/04        57,500        57,500

 Bank of New York, 1.52%, 9/22/04                      50,000        50,000

 Fifth Third Bank, 1.075%, 9/20/04                     48,900        48,900

 First Tennessee Bank, 1.49%, 9/7/04                   20,000        20,000

 National City Bank of Indiana, 1.46%, 9/3/04          73,000        73,000

 Wells Fargo Bank
 1.52%, 9/9/04                                         28,400        28,400

 1.53%, 9/17/04                                        50,000        50,000

 Wilmington Trust, 1.10%, 9/22/04                      10,000        10,000

 Total Certificates of Deposit - Domestic * (Cost                    337,800
$337,800)
 CERTIFICATES OF DEPOSIT - EURODOLLAR ^  9.1%
 ABN AMRO Bank, 1.585%, 10/29/04                       25,000        25,000

 Banco Bilbao Vizcaya, 1.08%, 9/20/04                  40,000        39,990

 Barclays Bank
 1.11%, 12/13/04                                       56,000        56,000

 1.53%, 9/16/04                                        25,000        25,000

 BNP Paribas, 1.12%, 12/29/04                          76,000        76,000

 Credit Agricole U.S.A, 1.105%, 9/7/04                 30,000        29,998

 DePfa Bank, 1.53%, 9/16/04                            30,000        30,000

 Deutsche Bank, 1.77%, 12/14/04                        50,000        50,003

 HBOS Treasury Services
 1.08%, 9/10/04                                        11,000        10,999

 1.59%, 10/28/04                                       40,000        40,000

 ING Bank, 1.525%, 9/17/04                             25,000        25,000

 Lloyds Bank, 1.50%, 9/20/04                           25,000        25,000

 Societe Generale
 1.13%, 12/30/04                                       30,000        30,000

1.77%, 12/27/04                                        50,000         50,000

 Total Certificates of Deposit - Eurodollar ^ (Cost                   512,990
$512,990)
 CERTIFICATES OF DEPOSIT - YANKEE ++  7.2%
 Abbey National Treasury Services, 1.42%, 10/21/04     25,000         25,000

 Bank of Nova Scotia, 1.62%, 11/4/04                   39,900         39,900

 BNP Paribas, 1.345%, 9/10/04                          29,000         28,998

 Danske Bank, 1.52%, 9/16/04                           43,000         43,000

 Fortis Bank, 1.63%, 11/5/04                           55,000         55,000

 Lloyds Bank, 1.58%, 10/28/04                          50,000         50,000

 Nordea Bank Finland, 1.45%, 9/7/04                    110,000        110,000

 Toronto-Dominion Bank, 1.525%, 9/20/04                25,000         25,000

 UBS, 1.52%, 10/6/04                                   25,000         24,999

 Total Certificates of Deposit - Yankee ++ (Cost                      401,897
$401,897)
 COMMERCIAL PAPER  23.8%
 ANZ (Delaware), 1.50%, 9/3/04                         7,000          6,999

 BMW U.S. Capital, 1.57%, 9/1/04                       18,440         18,440

 Ciesco, 1.45%, 9/13 - 9/21/04                         40,637         40,612

 Citicorp, 1.52%, 9/9/04                               62,725         62,704

 Citigroup Global Markets Holdings, 1.56%, 9/1/04      5,070          5,070

 Credit Suisse First Boston, 1.64%, 11/4/04            50,000         49,854

 DaimlerChrysler Revolving Auto
 1.54%, 9/23/04                                        25,000         24,977

 1.56%, 9/27/04                                        30,000         29,966

 Danske, 1.52%, 9/21/04                                25,000         24,979

 Dexia Delaware, 1.52%, 9/16 - 9/21/04                 62,427         62,385

 DuPont, 1.50%, 9/22/04                                50,000         49,956

 Electricite de France, 1.49%, 9/3/04                  50,000         49,996

 FCAR Owner Trust, 1.53%, 9/13 - 9/22/04               55,370         55,336

 GE Capital
 1.50%, 9/14 - 9/15/04                                 2,900          2,898

 1.52%, 9/10/04                                        27,000         26,990

 1.63%, 11/9/04                                        5,293          5,276

 International Lease Finance
 1.50%, 9/9/04                                         10,000         9,997

1.51%, 9/13/04                                         65,000        64,967

 K2 (USA)
 1.44%, 9/15/04                                        33,500        33,481

 1.46%, 9/13/04                                        20,615        20,605

 1.50%, 10/8/04                                        30,500        30,453

 Merrill Lynch, 1.45%, 9/7/04                          54,000        53,987

 Nationwide Building Society, 1.52%, 9/23/04           30,000        29,972

 New Center Asset Trust
 1.50%, 9/8/04                                         12,000        11,996

 1.53%, 9/8/04                                         50,000        49,985

 1.58%, 10/25/04                                       27,000        26,936

 Prudential Funding, 1.53%, 9/17/04                    50,000        49,966

 Rabobank U.S.A. Fin. Corp., 1.52%, 9/15/04            100,000       99,941

 Shell Finance
 1.50%, 9/15/04                                        15,824        15,815

 1.51%, 9/23/04                                        70,500        70,435

 Siemens Capital, 1.50%, 9/9 - 9/13/04                 99,600        99,562

 Societe Generale, 1.78%, 12/29/04                     25,000        24,853

 Toyota Motor Credit, 1.52%, 9/14/04                   75,000        74,959

 UPS, 1.52%, 9/22/04                                   49,900        49,856

 Total Commercial Paper (Cost  $1,334,204)                           1,334,204

 COMMERCIAL PAPER - 4(2)  41.5%
 Alliance & Leicester, 1.57%, 10/19/04                 8,185         8,168

 Alpine Securitization
 1.46%, 9/3/04                                         70,000        69,994

 1.47%, 9/1/04                                         34,500        34,500

 1.53%, 9/14/04                                        47,000        46,974

 ASB Bank
 1.53%, 9/22/04                                        2,000         1,998

 1.54%, 9/22/04                                        2,600         2,598

 1.57%, 10/19/04                                       20,000        19,958

 1.58%, 10/22/04                                       35,000        34,922

 Atlantic Asset Securitization
 1.51%, 9/3/04                                         8,000         7,999

 1.52%, 9/8/04                                         16,000        15,995

1.54%, 9/2/04                                          21,000        20,999

 1.55%, 9/24/04                                        9,265         9,256

 1.57%, 10/1/04                                        957           956

 Cafco
 1.53%, 9/20/04                                        100,000       99,919

 1.55%, 9/30/04                                        33,986        33,944

 1.60%, 9/28/04                                        10,000        9,988

 1.63%, 10/14/04                                       66,370        66,241

 Caterpillar, 1.50%, 9/20/04                           20,000        19,984

 CDC
 1.43%, 9/13/04                                        50,000        49,976

 1.50%, 9/2 - 9/9/04                                   23,328        23,323

 Ciesco, 1.51%, 9/20/04                                50,000        49,960

 CRC Funding
 1.54%, 9/27/04                                        44,500        44,450

 1.55%, 9/27/04                                        11,000        10,988

 1.60%, 10/4/04                                        37,975        37,919

 Delaware Funding
 1.47%, 9/1/04                                         29,300        29,300

 1.50%, 9/8 - 9/10/04                                  30,032        30,022

 1.51%, 9/8/04                                         46,145        46,131

 1.54%, 9/24/04                                        43,375        43,332

 Discover Card Master Trust I, 1.51%, 9/8/04           13,000        12,996

 Falcon Asset Securitization
 1.46%, 9/2/04                                         78,000        77,997

 1.53%, 9/16 - 9/20/04                                 58,432        58,391

 Ford Credit Floorplan Master Owner Trust, 1.56%,      22,300        22,285
9/17/04
 Grampian Funding
 1.53%, 9/9 - 9/16/04                                  72,500        72,456

 1.55%, 9/27/04                                        29,500        29,467

 Jefferson Pilot, 1.53%, 9/13/04                       31,496        31,480

 KFW International Finance, 1.15%, 12/31/04            80,000        79,691

 Kitty Hawk Funding
 1.52%, 9/21/04                                        45,300        45,262

 1.58%, 10/27/04                                       52,700        52,570

Marsh & McLennan Companies
 1.45%, 9/3/04                                         34,034        34,031

 1.50%, 9/7/04                                         39,000        38,990

 MassMutual Funding, 1.52%, 9/23/04                    43,000        42,960

 MBNA Master Credit Card Trust II, 1.60%, 10/7/04      25,000        24,960

 New York Life Capital, 1.50%, 9/8/04                  82,751        82,727

 Old Line Funding
 1.43%, 9/7/04                                         30,000        29,993

 1.53%, 9/20/04                                        4,000         3,997

 1.54%, 9/24/04                                        3,742         3,738

 1.55%, 9/22/04                                        23,564        23,543

 Park Avenue Receivables
 1.47%, 9/1/04                                         8,000         8,000

 1.50%, 9/2/04                                         50,722        50,720

 1.51%, 9/9/04                                         21,000        20,993

 1.53%, 9/21/04                                        25,000        24,979

 Preferred Receivables Funding
 1.48%, 9/2/04                                         21,100        21,099

 1.53%, 9/21/04                                        21,297        21,279

 Shell Finance, 1.50%, 9/9/04                          38,185        38,172

 Sigma Finance
 1.52%, 9/16/04                                        25,000        24,984

 1.53%, 10/13/04                                       56,000        55,900

 1.55%, 10/13/04                                       23,511        23,468

 1.75%, 11/29/04                                       16,500        16,429

 Southern Company
 1.50%, 9/8/04                                         14,000        13,996

 1.51%, 9/16 - 9/17/04                                 17,747        17,735

 Total Fina Elf Capital
 1.52%, 9/24/04                                        105,000       104,898

 1.55%, 9/30/04                                        22,000        21,973

 Tulip Funding, 1.51%, 9/10/04                         35,000        34,987

 Variable Funding Capital, 1.47%, 9/3/04               16,000        15,999

 Wal-Mart, 1.50%, 9/21/04                              30,000        29,975

 Wal-Mart Funding, 1.52%, 9/20/04                      75,000        74,940

Yorktown Capital
 1.53%, 9/13 - 9/20/04                                 30,220        30,201

 1.56%, 9/27/04                                        44,000        43,951

 Total Commercial Paper - 4(2) (Cost  $2,332,006)                    2,332,006

 FUNDING AGREEMENTS  2.6%
 Allstate Life Insurance
 VR, 1.465%, 9/1/05 ++                                  10,000        10,000

 VR, 1.563%, 9/1/05 ++                                  15,000        15,000

 GE Life & Annuity, VR, 1.569%, 1/12/05                25,000        25,000

 ING USA Annuity & Life Insurance, 1.675%, 9/27/04     20,000        20,000

 New York Life Insurance, VR, 1.592%, 12/10/04         35,000        35,000

 Transamerica Occidential Life, VR, 1.64%, 10/3/05     40,000        40,000

 Total Funding Agreements (Cost  $145,000)                           145,000

 MEDIUM-TERM NOTES  2.9%
 GE Capital
 1.662%, 9/9/05                                        15,000        15,000

 1.68%, 9/16/05                                        5,000         5,000

 Goldman Sachs, 144A, VR, 1.562%, 9/1/05               60,000        60,000

 HBOS Treasury Services, 1.519%, 3/14/05               21,890        21,895

 Home Depot, 6.50%, 9/15/04                            23,755        23,801

 Morgan Stanley Group, VR, 1.60%, 9/15/05              40,000        40,000

 Total Medium-Term Notes (Cost  $165,696)                            165,696

 MUNICIPAL SECURITIES  1.2%
 Massachusetts HEFA, Harvard Univ., VRDN (Currently    29,000        29,000
1.57%)
 New York Housing Fin. Agency, River Terrace Assoc.
 VRDN (Currently 1.57%)                                14,900        14,900

 Texas, Veteran Housing Fund, VRDN (Currently 1.58%)   21,430        21,430

 Total Municipal Securities (Cost  $65,330)                          65,330

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 3.0%
 Federal Home Loan Bank, 1.55%, 5/4/05                 40,000        40,000

 Federal Home Loan Mortgage
 1.50%, 9/21/04                                        30,000        29,975

 1.51%, 9/29/04                                        50,000        49,941

 Federal National Mortgage Assn., 1.50%, 2/14/05       50,000        50,000

Total U.S. Government Agency Obligations +/- (Cost  $169,916)          169,916

 Total Investments in Securities
 99.6% of Net Assets (Cost$5,594,848)                                5,594,848

                   $


 (1) Denominated in U.S. dollars unless otherwise noted * Domestic certificates of deposit are issued by domestic branches of U.S. banks
 +/-    The issuer is a publicly-traded company that operates
        under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ^      Eurodollar certificates of deposit are issued by foreign
        branches of U.S. or foreign banks
 ++     Yankee certificates of deposit are issued by U.S.
        branches of foreign banks
 ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total value of such securities at period-end amounts to $25,000 and represents 0.4% of net assets
 144A   Security was purchased pursuant to Rule 144A under the
        Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers --
        total value of such securities at period-end amounts to $60,000 and represents 1.1% of net assets
 4(2)   Commercial paper exempt from registration under Section
        4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $2,332,006 and represents 41.5% of net assets
 HEFA   Health & Educational Facility Authority
 VR     Variable Rate
 VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Government Reserve Investment Fund
 (Unaudited)                                               August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 REPURCHASE AGREEMENTS*  79.0%
 ABN Amro, Tri Party, Dated 8/31/04, 1.54%
 Delivery Value of $30,001 on 9/1/04                   30,000        30,000

 Barclays Capital, Tri Party, Dated 8/31/04, 1.53%
 Delivery Value of $25,001 on 9/1/04                   25,000        25,000

 Credit Suisse First Boston, Tri Party, Dated 8/31/04,
1.55%
 Delivery Value of $125,005 on 9/1/04                  125,000       125,000

 Deutsche Bank Securities, Tri Party, Dated 8/31/04,
1.54%
 Delivery Value of $120,005 on 9/1/04                  120,000       120,000

 Goldman Sachs, Tri Party, Dated 8/31/04, 1.49%
 Delivery Value of $20,417 on 9/1/04                   20,416        20,415

 J.P. Morgan Chase Bank, Tri Party, Dated 8/31/04, 1.53%
 Delivery Value of $25,001 on 9/1/04                   25,000        25,000

 Lehman Brothers, Tri Party, Dated 8/31/04, 1.52%
 Delivery Value of $25,001 on 9/1/04                   25,000        25,000

 Merrill Lynch, Tri Party, Dated 8/31/04, 1.53%
 Delivery Value of $25,001 on 9/1/04                   25,000        25,000

 Morgan Stanley, Tri Party, Dated 8/31/04, 1.55%
 Delivery Value of $35,001 on 9/1/04                   35,000        35,000

 UBS Investment Bank, Tri Party, Dated 8/31/04, 1.56%
 Delivery Value of $140,006 on 9/1/04                  140,000       140,000

 Wachovia Securities, Tri Party, Dated 8/31/04, 1.54%
 Delivery Value of $35,001 on 9/1/04                   35,000        35,000

 Total Repurchase Agreements* (Cost  $605,415)                       605,415

 U.S. TREASURY OBLIGATIONS  20.9%
 U.S. Treasury Bills
 1.015%, 10/7/04                                       20,000        19,980

 1.025%, 9/23/04                                       20,000        19,988

 1.027%, 10/14/04                                      20,000        19,975

 1.52%, 12/9/04                                        20,000        19,916

 1.64%, 1/13/05                                        20,000        19,878

 U.S. Treasury Notes
 1.875%, 9/30/04                                       20,000        20,013

 2.00%, 11/30/04 - 8/31/05                             40,000        40,070

 Total U.S. Treasury Obligations (Cost  $159,820)                    159,820

 Total Investments in Securities
 99.9% of Net Assets (Cost $765,235)                   $             765,235


(1) Denominated in U.S. dollars unless otherwise noted
 * Collateralized by U.S. government securities valued at $612,231 at August 31, 2004 - See Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.


T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Unaudited
August 31, 2004

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve
Fund) and T. Rowe Price Government Reserve Investment Fund (Government Reserve
Fund) are two portfolios (collectively, the Reserve Investment Funds) established by the corporation.

The Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

       Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

       Other Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS
       All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 3 - FEDERAL INCOME TAXES
       At August 31, 2004, the cost of investments for federal income tax purposes was $5,594,848,000 and $765,235,000 for the Reserve Fund and the Government Reserve Fund, respectively.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004


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